Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Document Creation Date	dei_DocumentCreationDate	Sep. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 14, 2016
Prospectus Date	rr_ProspectusDate	Sep. 14, 2016